Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

NOTE 9 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets and goodwill consisted of the following at September 30, 2018 and December 31, 2017:

	Useful lives	2018	2017

Patents	10 years	$401,396	$67,395
Customer relationships	10 years	4,074,955	3,567,396
Trademarks	10 years	3,951,157	3,554,932
Domain	15 years	13,955	-

Intangible assets, at cost		$8,441,463	$7,189,723
Accumulated amortization		(1,645,612)	(1,063,165)

Intangible assets, net of accumulated amortization		$6,795,851	$6,126,558

Goodwill from acquisition of EOS	N/A	$78,411	$-
Goodwill from acquisition of Qwizdom	N/A	222,667	-
Goodwill from acquisition of Mimio	N/A	44,931	44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,483,069	$4,181,991

For the nine months ended September 30, 2018 and 2017, the Company recorded amortization expense of $582,447 and $533,729 respectively.

NOTE 9 – INTANGIBLE ASSETS AND GOODWILL

Intangible assets and goodwill consisted of the following at December 31, 2017 and 2016:

	Useful lives	2017	2016

Patents	10 years	$67,395	$67,395
Customer relationships	10 years	3,567,396	3,567,396
Trademarks	10 years	3,554,932	3,544,931

Intangible assets, at cost		7,189,723	7,179,722
Accumulated amortization		(1,063,165)	(346,245)

Intangible assets, net of accumulated amortization		$6,126,558	$6,833,477

Goodwill from acquisition of Mimio	N/A	$44,931	$44,931
Goodwill from acquisition of Boxlight	N/A	4,137,060	4,137,060
		$4,181,991	$4,181,991

For the year ended December 31, 2017 and 2016, the Company recorded amortization expense of $716,920 and $346,245, respectively.